Annual Operating Expenses {- Fidelity® MSCI Utilities Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Utilities Index ETF - Fidelity MSCI Utilities Index ETF-Default	Dec. 01, 2020
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%